Significant accounting judgements, estimates and assumptions (Details Narrative) € in Millions	6 Months Ended
Jun. 30, 2026 EUR (€)
Notes and other explanatory information [abstract]
Carrying amount including notional goodwill	€ 0.5
Impairment charges
Useful life	1 year 6 months